T. ROWE PRICE New Income Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  15.0%
Car Loan  4.2%
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 12,195 12,152
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 1,425 1,420
Ally Bank
Series 2026-B, Class A2
4.834%, 6/15/34 (1) 8,330 8,320
Ally Bank
Series 2026-B, Class B
4.981%, 6/15/34 (1) 7,705 7,692
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 5,540 5,540
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 2,470 2,463
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.844%, 6/15/33 (1) 1,776 1,773
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 10,598 10,539
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  2,755 2,773
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class B
4.21%, 10/18/30 (1) 5,000 4,949
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 4,790 4,761
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 4,375 4,299
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 3,130 3,061
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 2,664 2,671

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 58 58
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  7,230 7,205
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  3,660 3,650
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  9,800 9,720
Bridgecrest Lending Auto Securitization Trust
Series 2026-3, Class A3
4.64%, 4/15/30  4,065 4,065
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,599
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  8,906 8,964
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  5,770 5,768
CarMax Select Receivables Trust
Series 2026-B, Class A3
4.64%, 12/16/30  5,660 5,651
CarMax Select Receivables Trust
Series 2026-B, Class B
4.88%, 10/15/32  1,755 1,753
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  3,935 3,925
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 346 343
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,838
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 13,989
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  11,630 11,534

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  3,080 3,023
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  24,990 24,573
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  5,785 5,686
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  34,465 33,981
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  7,830 7,732
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  3,495 3,500
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  15,130 15,242
Carvana Auto Receivables Trust
Series 2026-P3, Class B
5.23%, 10/11/32  5,542 5,531
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  8,435 8,399
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 8,949 8,933
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 11,260 11,244
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  6,765 6,727
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 10,290 10,346
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 9,145 9,089
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  1,089 1,088

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  1,581 1,590
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  2,401 2,410
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  3,140 3,140
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  5,497 5,507
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  3,685 3,670
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  4,890 4,853
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  11,500 11,447
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  4,350 4,345
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  4,075 4,067
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 5,080 5,178
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 9,105 9,088
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  2,630 2,603
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  1,710 1,696
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  2,025 2,005
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  2,410 2,383

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 4,138 4,167
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 9,451 9,434
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 10,599 10,475
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 8,490 8,465
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 3,355 3,347
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 2,530 2,542
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  1,830 1,785
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  3,380 3,299
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 13,710 13,642
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  3,805 3,823
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 179 180
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.412%, 1/16/34 (1) 3,059 3,039
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 710 706
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 5,510 5,483
Santander Drive Auto Receivables Trust
Series 2024-5, Class C
4.78%, 1/15/31  3,575 3,578

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  2,205 2,207
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  12,885 12,813
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  10,870 10,732
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 4,327 4,340
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,362
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 7,241 7,278
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,950
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 7,100 6,917
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 5,995 5,851
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 17,415 17,354
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A4
4.69%, 5/20/33 (1) 3,930 3,914
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 2,880 2,855
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class A
4.77%, 8/20/31 (1) 17,325 17,275
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 1,380 1,375
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 1,930 1,923

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 998 993
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4
4.13%, 12/20/29 (1) 18,235 18,016
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 14,550 14,373
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 2,165 2,152
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 4,925 4,881
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 2,655 2,631
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-BA, Class A2A
4.39%, 3/20/29 (1) 24,735 24,689
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 28,771 28,666
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 586 588
Volkswagen Credit Auto Master Trust
Series 2026-1A, Class A
4.71%, 5/20/31 (1) 20,385 20,376
Wheels Fleet Lease Funding
Series 2026-1A, Class A3
4.39%, 4/18/39 (1) 22,095 21,882
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 13,542 13,578
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 14,850 14,716
726,203
Collateralized Mortgage Obligations  0.3%
FIGRE Trust
Series 2026-HE6, Class A, VR
5.56%, 6/25/56 (1) 36,899 36,551

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 10/25/66  15,715 15,718
52,269
Credit Card  0.1%
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 3,715 3,711
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 1,191 1,191
Imprint Payments Credit Card Master Trust
Series 2026-A, Class A
5.00%, 7/15/30 (1) 11,050 11,041
Robinhood Credit Card Trust
Series 2026-1A, Class A
4.80%, 7/21/31 (1) 7,060 7,041
Robinhood Credit Card Trust
Series 2026-1A, Class B
4.99%, 7/21/31 (1) 3,110 3,099
26,083
Home Equity  1.3%
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 18,249 18,201
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 27,607 27,637
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.993%, 10/25/56 (1) 22,720 22,741
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.65%, 5.293%, 10/25/56 (1) 865 867
Figre
Series 2026-FL2, Class A1, VR
5.516%, 6/25/56 (1) 11,757 11,699
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 16,665 16,680
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 17,784 17,761
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 32,046 32,068

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 14,500 14,545
OBX Trust
Series 2026-HE2, Class A1A, FRN
SOFR30A + 1.35%, 4.993%, 6/25/56 (1) 26,875 26,907
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 10,947 10,832
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP
5.091%, 10/25/65 (1) 11,245 11,109
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 19,233 19,143
230,190
Other Asset-Backed Securities  8.6%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.253%, 4/15/35 (1) 16,085 16,109
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 28,470 28,476
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 490 489
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 26,890 26,961
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 18,310 18,145
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 9,145 9,081
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 12,090 11,988
Affirm Master Trust
Series 2026-3A, Class A
4.78%, 8/15/34 (1) 13,665 13,632
Affirm Master Trust
Series 2026-3A, Class B
5.03%, 8/15/34 (1) 2,570 2,563
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 22,885 22,925

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 10/20/34 (1) 4,860 4,863
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 8,078 8,121
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class A2
4.73%, 11/21/33 (1) 11,195 11,192
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class B
5.06%, 11/21/33 (1) 830 825
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 25,405 25,448
Anchorage Capital
Series 2026-22A, Class BR4, CLO, FRN
3M TSFR + 1.55%, 5.279%, 1/20/39 (1) 8,535 8,551
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.083%, 1/22/39 (1) 8,900 8,921
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 11,400 11,429
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 26,500 26,372
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 5.029%, 4/20/39 (1) 10,335 10,365
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 3,945 3,971
Auxilior Term Funding
Series 2026-1A, Class A2
4.64%, 2/15/29 (1) 1,680 1,680
Auxilior Term Funding
Series 2026-1A, Class A3
4.99%, 8/15/36 (1) 4,560 4,552
Auxilior Term Funding
Series 2026-1A, Class B
5.34%, 8/15/36 (1) 305 304
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 1/20/39 (1) 21,819 21,802

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Benefit Street Partners XXXIV
Series 2024-34A, Class BR, CLO, FRN
3M TSFR + 1.52%, 5.276%, 7/25/39 (1) 8,840 8,840
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 543 543
Carlyle U.S.
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.217%, 7/25/38 (1) 3,560 3,560
CCG Receivables Trust
Series 2026-1, Class A2
4.45%, 1/17/34 (1) 17,860 17,805
Cedar Funding IX
Series 2018-9A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 7/20/37 (1) 19,825 19,835
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 17,335 17,355
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 43,465 43,415
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/18/38 (1) 18,615 18,638
CIFC Funding
Series 2019-6A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.186%, 7/16/37 (1) 16,485 16,485
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 30,761
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,467
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 495 490
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 2,960 2,938
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 820 810

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,634
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,360 12,492
Dryden
Series 2024-115A, Class A1R, CLO, FRN
3M TSFR + 1.21%, 4.939%, 4/18/37 (1) 14,390 14,402
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 3,220 3,291
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 2,586 2,641
Elmwood
Series 2024-6A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.19%, 7/17/39 (1) 12,485 12,485
Flatiron
Series 2019-1AR, Class AR3, CLO, FRN
3M TSFR + 0.90%, 11/16/36 (1)(2) 7,935 7,935
Fortress Credit Bsl XI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 0.96%, 7/20/34 (1)(2) 28,690 28,690
Fortress Credit BSL XIV
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.03%, 4.764%, 10/23/34 (1) 25,720 25,720
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 5,760 5,760
Fortress Credit BSL XVII
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.05%, 4.802%, 10/23/34 (1) 42,955 42,966
Fortress Credit BSL XXV
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.53%, 5.305%, 7/24/37 (1) 4,585 4,585
Fortress Credit BSL XXV
Series 2024-2A, Class B2R, CLO, FRN
3M TSFR + 1.85%, 5.625%, 7/24/37 (1) 12,860 12,876
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.653%, 1/15/38 (1) 2,445 2,450
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/39 (1) 20,150 20,185

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 30,515 30,177
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 5,715 5,711
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,000 3,759
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 11,838 12,011
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 857 859
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,738
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 56,991 56,991
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.813%, 10/22/34 (1) 17,000 17,010
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 26,472 26,263
Katayma
Series 2024-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.329%, 4/20/37 (1) 8,350 8,350
KKR
Series 17, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.278%, 7/15/38 (1) 7,600 7,600
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.853%, 7/15/34 (1) 22,740 22,751
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.029%, 10/20/34 (1) 6,533 6,533
M&T Equipment Notes
Series 2024-1A, Class A3
4.76%, 8/18/31 (1) 11,090 11,116
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.56%, 10/25/37 (1) 6,270 6,284

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLVII
Series 2020-47A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.376%, 4/19/37 (1) 4,905 4,905
Magnetite XXIX
Series 2021-29AR, Class BR2, CLO, FRN
3M TSFR + 1.50%, 10/15/39 (1)(2) 14,000 14,000
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 8,708 8,700
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 2,439 2,490
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 1,634 1,665
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 9,410 9,413
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/20/39 (1) 17,895 17,910
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 1,740 1,720
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 1,105 1,087
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.364%, 6/15/31 (1) 10,175 10,188
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 3,150 3,150
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.074%, 11/26/37 (1) 10,370 10,385
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.434%, 11/26/37 (1) 7,015 7,023
Octane Receivables Trust
Series 2023-2A, Class D
7.38%, 6/20/31 (1) 5,210 5,324
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,526 1,530

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,172
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 1,160 1,163
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 6,523 6,470
Octane Recievables Trust
Series 2026-RVM1, Class A
4.92%, 6/20/47 (1) 14,620 14,617
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 1,060 1,059
OneMain Financial Issuance Trust
Series 2026-2A, Class A
4.98%, 1/14/38 (1) 37,870 37,791
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 905 903
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.043%, 7/30/37 (1) 11,450 11,454
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,898
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 21,275 21,257
Regatta X Funding
Series 2017-3A, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.406%, 7/17/37 (1) 17,600 17,600
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.943%, 4/15/39 (1) 16,575 16,570
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 4,038 4,037
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.859%, 7/20/34 (1) 5,515 5,518
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.993%, 3/30/38 (1) 21,300 21,336

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
RR 47
Series 2026-47A, Class A2R, CLO, FRN
3M TSFR + 1.55%, 5.261%, 10/15/41 (1) 11,620 11,620
RR 7
Series 2019-7A, Class A2R2, CLO, FRN
3M TSFR + 1.58%, 5.358%, 10/15/39 (1) 10,725 10,725
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/38 (1) 5,965 5,971
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 4/20/37 (1) 6,490 6,504
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 17,980 18,177
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 40,435 39,855
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 536 543
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 3,731 3,701
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 26,525 26,580
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.88%, 10/25/34 (1) 35,230 35,226
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 5,045 5,048
Squarepoint U.S.
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.35%, 10/15/39 (1)(2) 28,550 28,550
Squarepoint U.S.
Series 2026-1A, Class B, CLO, FRN
3M TSFR + 1.70%, 10/15/39 (1)(2) 9,675 9,675
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 14,120 14,131
Symphony
Series 2023-40A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.441%, 1/5/38 (1) 8,515 8,529

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24 - 8/28/26,
Cost $1,966 (3)(4)(5) 2,104 2,295
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
8/28/26, Cost $20,634 (3)(4)(5) 20,634 15,515
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 6,998 6,938
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.87%, 1/25/35 (1) 14,130 14,137
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 51,371 51,371
Trinitas XXIX
Series 2024-29A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.324%, 10/23/39 (1) 8,905 8,905
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 4/20/38 (1) 10,538 10,553
Wise
Series 2026-1A, Class B1, CLO, FRN
3M TSFR + 1.60%, 5.375%, 7/20/39 (1) 4,935 4,940
1,502,896
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class C, FRN
SOFR30A + 1.80%, 5.443%, 7/27/48 (1) 5,402 5,403
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 7,001 6,892
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 18,478
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 7,015 6,878
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 14,526 14,466
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 1,003 952

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 808 805
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 8,201 7,563
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 28,934 28,138
89,575
Total Asset-Backed Securities
(Cost $2,639,782) 2,627,216
BANK LOANS  3.1% (6)
FINANCIAL INSTITUTIONS  0.6%
Brokerage Assetmanagers Exchanges  0.3%
Citadel Securities Global Holdings, FRN
3M TSFR + 2.00%, 5.661%, 6/10/33  53,402 53,494
53,494
Insurance  0.3%
Alera Group, FRN
1M TSFR + 2.75%, 6.436%, 5/30/32  2,725 2,661
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.186%, 9/19/31  8,341 8,320
Asurion, FRN
3M TSFR + 4.25%, 8.073%, 9/19/30 (2) 8,324 8,248
Asurion, FRN
3M TSFR + 5.25%, 9.334%, 1/20/29  10,931 10,941
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.482%, 5/6/31  6,406 6,301
HUB International, FRN
3M TSFR + 2.25%, 5.984%, 6/20/30  9,615 9,637
46,108
Total Financial Institutions 99,602
INDUSTRIAL  2.0%
Capital Goods  0.3%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.147%, 11/29/30  5,131 5,144
Engineered Machinery Holdings, FRN
3M TSFR + 2.75%, 6.491%, 11/26/32  7,968 7,998
Pro Mach Group, FRN
1M TSFR + 2.50%, 6.186%, 10/15/32  7,306 7,333
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.936%, 2/10/32  3,469 3,472

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Resilience Parent, FRN
3M TSFR + 2.50%, 6.232%, 2/28/33  4,370 4,367
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.704%, 4/30/30  6,595 6,626
TransDigm, FRN
1M TSFR + 2.25%, 5.936%, 3/22/30  3,680 3,688
TransDigm, FRN
1M TSFR + 2.50%, 6.186%, 8/19/32  2,025 2,031
TransDigm, FRN
1M TSFR + 2.50%, 6.186%, 2/13/33  7,842 7,864
48,523
Communications  0.3%
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6.186%, 6/3/33  26,072 26,123
Lamar Media, FRN
1M TSFR + 1.50%, 5.186%, 9/23/32 (3) 16,225 16,225
Level 3 Financing, FRN
1M TSFR + 2.75%, 6.436%, 3/29/32  8,535 8,564
OAK-Eagle Acquiireco, FRN
3M TSFR + 3.50%, 7.251%, 3/24/33  9,610 9,698
60,610
Consumer Cyclical  0.6%
Belron Finance 2019, FRN
3M TSFR + 2.00%, 5.758%, 10/16/31  4,912 4,918
Carvana, FRN
1M TSFR + 2.25%, 5.936%, 8/15/33  8,850 8,798
Clarios Global, FRN
1M TSFR + 2.50%, 6.186%, 1/28/32  4,437 4,448
Delta 2, FRN
3M TSFR + 1.75%, 5.482%, 9/19/31  3,260 3,260
Four Seasons Hotels, FRN
1M TSFR + 1.50%, 5.186%, 9/22/32  23,800 23,813
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.417%, 11/8/30  53,680 53,801
TKO Worldwide Holdings, FRN
3M TSFR + 1.75%, 5.507%, 11/21/31  5,564 5,557
104,595
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.436%, 1/15/31  4,685 4,711
Hopper Merger Sub, FRN
3M TSFR + 2.25%, 5.995%, 4/7/33  18,054 17,792
IQVIA, FRN
3M TSFR + 1.75%, 5.482%, 1/2/31  40,103 40,186

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Opal U.S., FRN
3M TSFR + 2.50%, 6.232%, 4/28/32  8,285 8,325
71,014
Energy  0.2%
Calcasieu Pass Funding, FRN
6M TSFR + 3.25%, 6.954%, 4/11/33  4,130 4,155
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.409%, 2/11/30  24,164 24,134
28,289
Technology  0.2%
Applied Systems, FRN
3M TSFR + 2.25%, 5.982%, 2/24/31  10,960 10,782
Applied Systems, FRN
3M TSFR + 4.50%, 8.232%, 2/23/32  882 865
Athenahealth Group, FRN
1M TSFR + 3.25%, 6.936%, 2/16/32  4,904 4,898
Avalara, FRN
3M TSFR + 2.50%, 6.232%, 3/26/32  3,695 3,618
Dayforce Bidco, FRN
3M TSFR + 3.00%, 6.823%, 2/4/33 (2) 1,710 1,649
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.186%, 10/9/29  2,194 2,144
Epicor Software, FRN
1M TSFR + 2.75%, 6.436%, 5/30/31  3,575 3,495
QTS Thunder Managing Issuer, FRN
3M TSFR + 2.25%, 6.025%, 7/22/33  5,470 5,433
UKG, FRN
3M TSFR + 2.25%, 6.073%, 2/10/31  5,805 5,640
38,524
Total Industrial 351,555
UTILITY  0.5%
Electric  0.5%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.936%, 2/26/32  2,429 2,431
NRG Energy, FRN
1M TSFR + 1.75%, 5.436%, 4/16/31  75,468 75,430
Talen Energy Supply, FRN
3M TSFR + 1.75%, 5.479%, 12/15/31  3,426 3,411
Total Utility 81,272
Total Bank Loans
(Cost $531,714) 532,429

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.1%
CORPORATES  0.1%
Technology  0.1%
Alphabet, Series A, 6.25%, 5/15/29 (7) 148 7,158
Alphabet, Series B, 6.25%, 5/15/29  148 7,091
Total Corporates 14,249
Total Convertible Preferred Stocks
(Cost $14,772) 14,249
CORPORATE BONDS  26.9%
FINANCIAL INSTITUTIONS  9.2%
Banking  5.9%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (8) 1,500 1,802
Banco Santander, 5.127%, 11/6/35  10,200 9,770
Banco Santander, VR, 3.225%, 11/22/32 (8) 3,400 3,055
Banco Santander Chile, 4.55%, 11/20/30 (1) 16,870 16,567
Bank Hapoalim, 4.722%, 7/14/29 (1) 20,690 20,329
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(7) 16,290 16,345
Bank of America, VR, 1.898%, 7/23/31 (8) 47,876 42,483
Bank of America, VR, 2.299%, 7/21/32 (8) 13,098 11,459
Bank of America, VR, 5.464%, 5/9/36 (8) 17,215 17,153
Bank of America, VR, 5.511%, 1/24/36 (8) 24,260 24,232
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (8) 13,545 13,236
Bank of New York Mellon, VR, 5.085%, 4/23/37 (8) 17,700 17,119
Barclays, VR, 5.102%, 6/26/32 (8) 17,590 17,324
Barclays, VR, 5.586%, 6/26/37 (8) 9,025 8,785
Barclays, VR, 5.785%, 2/25/36 (8) 4,810 4,799
CaixaBank, VR, 5.581%, 7/3/36 (1)(8) 10,440 10,293
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 19,705 20,122
Canadian Imperial Bank of Commerce, VR, 5.051%, 6/16/32 (8) 11,695 11,599
Capital One Financial, VR, 7.624%, 10/30/31 (8) 3,005 3,258
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (8) 1,500 1,781
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (8) 1,500 1,764
Citigroup, VR, 2.561%, 5/1/32 (8) 10,603 9,429
Citigroup, VR, 5.174%, 9/11/36 (8) 5,470 5,317
Citigroup, VR, 6.02%, 1/24/36 (8) 25,360 25,530
Citigroup, VR, 6.27%, 11/17/33 (8) 21,725 22,778
Danske Bank, VR, 4.662%, 3/27/29 (1)(8) 8,725 8,705
Federation des Caisses Desjardins du Quebec, 5.021%, 5/27/31 (1) 9,590 9,526
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (8) 24,985 23,904
Fifth Third Bank, VR, 5.332%, 8/25/33 (8) 17,500 17,191

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,802 15,542
Goldman Sachs Group, VR, 3.615%, 3/15/28 (8) 20,205 20,103
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8) 17,765 17,552
Goldman Sachs Group, VR, 5.016%, 10/23/35 (8) 18,865 18,110
Goldman Sachs Group, VR, 5.655%, 7/21/37 (8) 18,300 18,124
Goldman Sachs Group, Series AA, VR, 6.50% (8)(9) 17,900 17,748
HSBC Holdings, VR, 4.619%, 11/6/31 (8) 8,930 8,722
HSBC Holdings, VR, 4.675%, 3/10/32 (8) 6,002 5,847
HSBC Holdings, VR, 5.729%, 8/14/37 (8) 12,300 12,185
HSBC Holdings, VR, 5.733%, 5/17/32 (8) 12,050 12,247
ING Groep, VR, 5.42%, 3/23/37 (8) 14,400 14,066
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 4,475 4,107
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 38,833 35,984
JPMorgan Chase, VR, 4.81%, 10/22/36 (8) 10,785 10,223
JPMorgan Chase, VR, 4.898%, 1/22/37 (8) 25,345 24,103
JPMorgan Chase, VR, 4.946%, 10/22/35 (8) 12,805 12,389
JPMorgan Chase, VR, 5.148%, 4/23/37 (8) 9,280 8,980
JPMorgan Chase, VR, 5.336%, 1/23/35 (8) 8,860 8,815
JPMorgan Chase, VR, 5.717%, 9/14/33 (8) 16,905 17,136
KBC Group, VR, 3.375%, 11/24/33 (EUR) (8) 3,000 3,357
Lakeview, 5.73%, 7/9/29, Acquisition Date: 6/30/26, Cost $14,500 (3)
(4) 14,500 14,500
Morgan Stanley, VR, 5.17%, 7/14/32 (8) 12,015 11,924
Morgan Stanley, VR, 5.173%, 1/16/30 (8) 15,220 15,289
Morgan Stanley, VR, 5.296%, 4/10/37 (8) 17,660 17,099
Morgan Stanley, VR, 5.32%, 7/19/35 (8) 4,674 4,601
Morgan Stanley, VR, 5.664%, 4/17/36 (8) 7,595 7,617
National Bank of Canada, VR, 4.928%, 6/4/32 (8) 12,325 12,120
PNC Financial Services Group, VR, 5.373%, 7/21/36 (8) 5,710 5,630
PNC Financial Services Group, VR, 5.463%, 7/21/37 (8) 6,675 6,570
PNC Financial Services Group, VR, 5.575%, 1/29/36 (8) 8,445 8,450
Santander Holdings USA, VR, 5.04%, 6/5/30 (8) 13,265 13,180
Santander Holdings USA, VR, 5.473%, 3/20/29 (8) 9,975 10,039
Santander Holdings USA, VR, 5.701%, 6/5/37 (8) 10,770 10,500
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,442
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 22,027 21,858
Societe Generale, VR, 5.40%, 8/8/34 (1)(8) 19,175 18,653
Societe Generale, VR, 5.50%, 4/13/29 (1)(8) 17,160 17,271
Standard Chartered, VR, 3.603%, 1/12/33 (1)(8) 1,831 1,654
Standard Chartered, VR, 4.529%, 6/5/32 (1)(8) 42,700 41,205
Standard Chartered, VR, 5.846%, 8/13/37 (1)(8) 9,845 9,777
Standard Chartered, VR, 6.301%, 1/9/29 (1)(7)(8) 10,830 11,020
Wells Fargo, VR, 2.572%, 2/11/31 (8) 49,550 45,660

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 5.15%, 4/23/31 (8) 39,452 39,530
1,028,584
Brokerage Asset Managers Exchanges  0.0%
Intercontinental Exchange, 4.35%, 6/15/29  7,250 7,171
7,171
Brokerage Assetmanagers Exchanges  0.3%
Charles Schwab, VR, 4.603%, 7/27/29 (8) 25,617 25,546
Charles Schwab, VR, 5.493%, 5/21/37 (8) 9,175 9,049
Charles Schwab, VR, 5.655%, 8/12/37 (8) 14,590 14,544
49,139
Finance Companies  0.7%
Ares Capital, 5.10%, 1/15/31  1,000 964
Ares Capital, 5.25%, 4/12/31  7,045 6,811
Ares Capital, 5.55%, 1/15/30  4,505 4,462
Ares Capital, 5.80%, 3/8/32 (7) 1,660 1,636
Ares Capital, 5.95%, 7/15/29  2,427 2,445
Ares Strategic Income Fund, 5.45%, 9/9/28  4,180 4,163
Blackstone Private Credit Fund, 5.60%, 11/22/29  1,600 1,579
Blackstone Private Credit Fund, 6.00%, 1/29/32  7,048 6,912
Blackstone Private Credit Fund, 6.20%, 11/15/31  9,100 8,998
Blackstone Secured Lending Fund, 5.25%, 9/4/29  2,685 2,642
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $13,460 (3)(4) 13,460 13,364
Golub Capital Private Credit Fund, 5.875%, 5/1/30  9,581 9,408
Hercules Capital, 6.30%, 7/24/31  1,895 1,886
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25,
Cost $16,500 (1)(4) 16,500 16,789
Navient, 5.625%, 8/1/33 (7) 3,850 3,324
Navient, 7.875%, 6/15/32 (7) 2,924 2,842
Navient, 9.375%, 7/25/30 (7) 4,090 4,295
Navient, 9.375%, 10/15/31  5,230 5,366
Navient, 11.50%, 3/15/31  4,760 5,143
OneMain Finance, 7.50%, 5/15/31  2,685 2,757
Rocket, 6.50%, 6/15/34 (1) 4,266 4,331
UWM Holdings, 6.625%, 2/1/30 (1) 5,190 4,856
114,973
Financial Other  0.4%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 5,490 5,362
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 5,840 5,657
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 4,175 4,124
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  30,488 30,703
Howard Hughes, 5.875%, 3/1/32 (1) 5,075 4,985
Howard Hughes, 6.125%, 3/1/34 (1) 4,828 4,740
Lumo Kodit, 3.875%, 3/12/32 (EUR)  7,910 8,922

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Petit Forestier Note, Series C, 5.43%, 6/10/30, Acquisition Date:
4/30/26, Cost $4,750 (3)(4) 4,750 4,750
69,243
Insurance  1.1%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 1,705 1,713
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 3,625 3,655
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,488
Aspen Insurance Holdings, 5.75%, 7/1/30  1,830 1,862
Asurion, 8.00%, 12/31/32 (1) 7,325 7,288
Asurion, 8.375%, 2/1/34 (1) 4,052 3,653
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 17,902
Centene, 4.625%, 12/15/29  4,123 4,020
CRC Insurance Group, 7.125%, 6/1/31 (1) 3,040 3,042
GA Global Funding Trust, 5.40%, 1/13/30 (1) 10,015 9,955
GA Global Funding Trust, 5.50%, 4/1/32 (1) 10,780 10,581
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 8,635 8,533
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 17,935 16,459
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 15,820 15,717
HUB International, 7.25%, 6/15/30 (1) 4,585 4,721
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 3,183 3,285
RGA Global Funding, 5.00%, 8/25/32 (1) 10,725 10,482
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)(7) 4,775 4,769
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 9,000 8,927
UnitedHealth Group, 4.50%, 4/15/33  16,060 15,419
UnitedHealth Group, 5.05%, 4/15/53  24,469 20,954
UnitedHealth Group, 5.30%, 6/15/35  7,575 7,535
UnitedHealth Group, 5.95%, 6/15/55 (7) 4,270 4,186
187,146
Real Estate Investment Trusts  0.5%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,763
Aedifica, 0.875%, 12/2/30 (EUR)  8,000 8,210
American Homes 4 Rent, 5.25%, 3/15/35  4,645 4,521
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 30,100
Brixmor Operating Partnership, 4.85%, 2/15/33  2,455 2,373
Brixmor Operating Partnership, 5.20%, 4/1/32  3,630 3,596
Healthcare Realty Holdings, 2.05%, 3/15/31  4,931 4,261
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  7,200 8,094
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 8,500 8,189
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 9,215 8,591
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,842
Service Properties Trust, 8.625%, 11/15/31 (1) 4,990 5,229

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Service Properties Trust, Zero Coupon, 9/30/27 (1) 1,545 1,459
90,228
Reits  0.3%
Brixmor Operating Partnership, 2.50%, 8/16/31  4,645 4,093
Brixmor Operating Partnership, 5.375%, 6/15/36  5,040 4,900
ERP Operating, 4.95%, 10/1/31  2,990 2,970
ERP Operating, 5.45%, 10/1/36  795 789
Kilroy Realty, 5.875%, 10/15/35  13,175 12,734
Kilroy Realty, 6.25%, 1/15/36  11,611 11,500
Public Storage Operating, 4.70%, 2/1/32  7,295 7,160
SELP Finance, 3.875%, 4/21/31 (EUR)  7,765 8,975
Ventas Realty, 5.00%, 2/15/36 (7) 8,805 8,423
61,544
Total Financial Institutions 1,608,028
INDUSTRIAL  15.0%
Basic Industry  1.0%
Anglo American Capital, 5.00%, 3/21/33 (1) 9,115 8,907
Celanese U.S. Holdings, 7.379%, 7/15/32  2,925 3,064
Celanese U.S. Holdings, 7.55%, 11/15/30  2,349 2,487
Ecolab, 4.60%, 6/15/29  34,975 34,854
Ecolab, 5.15%, 6/15/33  10,615 10,563
Freeport-McMoRan, 4.25%, 3/1/30  4,247 4,148
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,627
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,669
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,558
Minera Mexico, 5.625%, 2/12/32 (1) 24,830 24,910
Mosaic, 5.35%, 8/17/31  24,650 24,520
Nutrien, 4.85%, 5/29/31  7,220 7,144
Nutrien, 5.25%, 3/12/32  1,885 1,886
Nutrien, 5.35%, 5/29/36  4,490 4,388
Nutrien, 5.40%, 6/21/34  949 946
Orbia Advance Corp., 6.80%, 5/13/30 (1) 11,045 11,145
Qnity Electronics, 6.25%, 8/15/33 (1) 335 338
SNF Group, 4.50%, 3/15/32 (EUR)  7,500 8,800
U.S. Steel, 5.20%, 8/1/31 (1) 3,505 3,465
U.S. Steel, 5.70%, 8/1/36 (1) 8,245 8,077
Vylor, 5.125%, 8/15/31 (1)(7) 1,765 1,761
Vylor, 5.625%, 8/15/36 (1) 3,020 3,017
175,274
Capital Goods  1.6%
3M, 5.15%, 3/15/35  13,260 13,090
BAE Systems, 5.30%, 3/26/34 (1) 10,970 10,958
Boeing, 3.75%, 2/1/50  24,033 16,712

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Boeing, 5.04%, 5/1/27  26,075 26,131
Boeing, 5.705%, 5/1/40  8,335 8,196
Boeing, 6.298%, 5/1/29  8,226 8,497
Boeing, 6.388%, 5/1/31  8,645 9,066
Boeing, 6.528%, 5/1/34  6,672 7,113
Boeing, 6.858%, 5/1/54  24,802 26,548
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  11,350 11,232
Deere, 5.45%, 1/16/35 (7) 16,960 17,211
Eaton, 4.80%, 3/6/36  4,620 4,415
Flowserve, 5.70%, 5/15/36  4,655 4,587
Honeywell Aerospace, 5.732%, 3/16/56  12,525 11,900
L3Harris Technologies, 4.40%, 6/15/28  17,450 17,351
Martin Marietta Materials, 5.20%, 1/30/32  3,670 3,671
Martin Marietta Materials, 5.40%, 1/30/34  4,640 4,642
Quikrete Holdings, 6.375%, 3/1/32 (1) 5,039 5,099
RB Global Holdings, 7.75%, 3/15/31 (1) 3,662 3,783
Regal Rexnord, 6.05%, 4/15/28  16,795 17,084
RTX, 2.82%, 9/1/51  18,895 11,186
RTX, 3.03%, 3/15/52  4,750 2,917
RTX, 4.125%, 11/16/28  13,985 13,816
RTX, 5.15%, 2/27/33  5,881 5,883
TransDigm, 6.125%, 7/31/34 (1) 3,235 3,199
TransDigm, 6.25%, 1/31/34 (1) 1,480 1,497
TransDigm, 6.75%, 1/31/34 (1) 1,690 1,716
TransDigm, 6.875%, 12/15/30 (1) 2,555 2,620
TransDigm, 7.125%, 12/1/31 (1) 3,120 3,227
Xylem, 5.20%, 6/1/33  2,955 2,938
276,285
Communications  3.3%
American Tower, 4.70%, 12/15/32  5,955 5,752
American Tower, 4.90%, 3/15/30  2,490 2,477
AT&T, 3.50%, 9/15/53  9,230 5,630
AT&T, 4.55%, 11/1/32  9,765 9,378
AT&T, 5.25%, 10/30/36  27,000 25,841
AT&T, 6.20%, 10/30/56  18,100 16,985
Beignet Investor, 6.581%, 5/30/49 (1) 18,764 17,987
CCO Holdings, 4.50%, 6/1/33 (1)(7) 3,330 2,883
CCO Holdings, 7.00%, 2/1/33 (1)(7) 3,605 3,521
CCO Holdings, 7.375%, 3/1/31 (1)(7) 3,470 3,511
CCO Holdings, 7.375%, 2/1/36 (1)(7) 1,685 1,629
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 9,402
Charter Communications Operating, 6.384%, 10/23/35  12,572 12,258
Charter Communications Operating, 6.55%, 6/1/34  6,287 6,277

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 7.85%, 8/15/56  15,085 15,323
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,621
Directv Financing, 5.875%, 8/15/27 (1) 49 49
Discovery Global Holdings, 4.279%, 3/15/32  2,340 2,141
Discovery Global Holdings, 5.05%, 3/15/42  7,560 5,516
EchoStar, 10.75%, 11/30/29  7,410 8,007
Level 3 Financing, 7.00%, 3/31/34 (1) 8,510 8,705
Meta Platforms, 4.875%, 11/15/35 (7) 11,265 10,548
Meta Platforms, 5.50%, 11/15/45  13,900 12,062
Meta Platforms, 5.625%, 11/15/55  21,553 17,998
Meta Platforms, 6.30%, 5/15/56  11,175 10,297
NTT Finance, 4.876%, 7/16/30 (1) 4,860 4,795
NTT Finance, 5.171%, 7/16/32 (1) 3,650 3,593
NTT Finance, 5.259%, 11/1/33 (1) 13,755 13,467
NTT Finance, 5.502%, 7/16/35 (1) 7,105 6,978
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1) 3,865 4,020
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1) 2,560 2,718
Orange, 5.00%, 1/13/36 (1) 13,375 12,717
Rogers Communications, 3.80%, 3/15/32  18,500 17,000
Rogers Communications, 5.00%, 2/15/29  18,431 18,421
Rogers Communications, 5.30%, 2/15/34  20,675 20,033
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 21,299
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 15,429
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,799
Sirius XM Radio, 5.875%, 4/15/32 (1) 5,115 5,044
Sopaipilla Investor, 7.534%, 11/30/48 (1) 16,250 16,630
Space Exploration Technologies, 5.35%, 7/15/31 (1) 10,960 10,713
Space Exploration Technologies, 5.65%, 7/15/33 (1) 11,080 10,665
Space Exploration Technologies, 6.65%, 7/15/56 (1)(7) 16,020 14,241
Sprint Capital, 6.875%, 11/15/28  8,917 9,293
Sprint Capital, 8.75%, 3/15/32  15,530 18,005
T-Mobile USA, 5.00%, 2/15/36 (7) 19,555 18,593
T-Mobile USA, 5.05%, 7/15/33  25,155 24,630
T-Mobile USA, 5.70%, 1/15/56  25,020 22,380
T-Mobile USA, 5.875%, 11/15/55  7,650 7,000
Time Warner Cable, 6.75%, 6/15/39  7,092 6,753
Time Warner Cable, 7.30%, 7/1/38  7,787 7,815
Verizon Communications, 5.875%, 11/30/55  18,955 17,472
Vodafone Group, 6.10%, 6/18/56  18,100 17,174
582,475
Consumer Cyclical  2.2%
Advance Auto Parts, 7.00%, 8/1/30 (1) 2,045 2,090
Advance Auto Parts, 7.375%, 8/1/33 (1) 6,475 6,638

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Airbnb, 4.65%, 3/16/31  23,000 22,678
Amazon.com, 5.45%, 11/20/55  25,205 22,262
Amazon.com, 6.10%, 7/9/56  9,200 8,873
AutoZone, 4.95%, 7/15/31  7,025 6,961
BMW U.S. Capital, 5.20%, 8/6/31 (1) 14,005 13,942
CBRE Services, 4.80%, 6/15/30  4,575 4,526
CBRE Services, 4.90%, 1/15/33  3,545 3,439
Clarios Global, 6.75%, 5/15/28 (1) 67 68
Clarios Global, 6.75%, 2/15/30 (1) 440 453
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  7,765 8,841
Ferrari, 3.625%, 5/21/30 (EUR)  7,090 8,247
Flutter Treasury, 5.875%, 6/4/31 (1)(7) 2,470 2,428
Ford Motor Credit, 5.73%, 9/5/30  7,820 7,817
Ford Motor Credit, 6.107%, 8/15/33  7,240 7,232
Ford Motor Credit, 7.35%, 3/6/30  14,378 15,109
General Motors Financial, 5.10%, 9/15/31  17,270 17,093
General Motors Financial, 5.45%, 1/8/36  3,750 3,657
General Motors Financial, 5.55%, 7/15/29  12,735 12,915
General Motors Financial, 6.10%, 1/7/34  14,560 14,933
General Motors Financial, 6.40%, 1/9/33  4,466 4,677
GLP Capital, 3.25%, 1/15/32  2,715 2,397
GLP Capital, 4.00%, 1/15/31  6,064 5,675
GLP Capital, 5.25%, 2/15/33  10,545 10,155
GLP Capital, 5.625%, 3/1/36  7,930 7,557
Hyundai Capital America, 4.25%, 9/18/28 (1) 2,286 2,254
Hyundai Capital America, 4.55%, 9/26/29 (1) 11,135 10,989
Hyundai Capital America, 4.55%, 1/8/31 (1) 13,730 13,378
Hyundai Capital America, 4.75%, 9/26/31 (1) 7,295 7,107
Hyundai Capital America, 4.90%, 6/23/28 (1) 17,450 17,439
Hyundai Capital America, 5.25%, 6/21/33 (1) 4,685 4,602
Hyundai Capital America, 5.35%, 3/19/29 (1)(7) 5,630 5,668
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,306
Hyundai Capital America, 6.10%, 9/21/28 (1) 2,300 2,348
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,827
Match Group Holdings II, 6.125%, 9/15/33 (1) 5,548 5,464
Mercedes-Benz Finance North America, 5.20%, 8/4/31 (1) 26,375 26,231
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $9,520 (3)(4) 9,520 9,510
Nissan Motor, 7.50%, 7/17/30 (1) 2,910 2,988
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 3,400 3,340
Rivian Holdings, 10.00%, 1/15/31 (1) 5,240 5,367
Royal Caribbean Cruises, 5.55%, 1/20/34  9,070 9,012
Uber Technologies, 4.80%, 9/15/35  13,560 12,849
VICI Properties, 5.40%, 10/15/31  10,905 10,824

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
ZF North America Capital, 7.50%, 3/24/31 (1) 3,215 3,296
383,462
Consumer Non-Cyclical  2.3%
Abbott Laboratories, 4.65%, 3/15/36  14,780 14,010
AbbVie, 5.30%, 9/15/36  8,905 8,807
AbbVie, 5.40%, 3/15/54  16,570 15,174
Augusta SpinCo, 4.945%, 3/23/33  5,185 5,076
Augusta SpinCo, 5.245%, 3/23/36  9,705 9,468
BAT Capital, 5.30%, 8/5/33  7,765 7,724
BAT Capital, 5.35%, 8/15/32  18,240 18,334
BAT Capital, 5.55%, 8/5/36  10,315 10,212
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 4,810 4,749
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,538
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  3,225 3,176
Bon Secours Mercy Health, 3.464%, 6/1/30  5,370 5,133
Cigna Group, 4.50%, 9/15/30  4,650 4,568
CommonSpirit Health, 2.782%, 10/1/30  1,345 1,229
Constellation Brands, 4.85%, 5/6/31  6,730 6,646
CVS Health, 5.00%, 9/15/32  6,070 5,990
CVS Health, 5.05%, 3/25/48  37,769 31,979
CVS Health, VR, 6.75%, 12/10/54 (8) 16,515 16,957
CVS Health, VR, 7.00%, 3/10/55 (8) 4,920 5,073
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  6,092 7,022
HCA, 4.60%, 11/15/32  19,960 19,155
Icon Investments Six, 5.421%, 8/13/31 (1) 5,455 5,430
Imperial Brands Finance, 5.50%, 7/7/36 (1) 22,130 21,464
IQVIA, 6.50%, 5/15/30 (1) 435 444
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  7,625 8,824
Medline Borrower, 3.875%, 4/1/29 (1) 16,662 16,130
Medline Borrower, 5.00%, 6/15/31 (1) 26,355 25,979
Medline Borrower, 5.25%, 6/15/33 (1)(7) 12,030 11,832
Medline Borrower, 6.25%, 4/1/29 (1) 8,541 8,678
Opal Bidco, 6.50%, 3/31/32 (1) 4,895 4,946
Philip Morris International, 4.625%, 10/29/35  16,945 15,935
Philip Morris International, 4.875%, 4/29/36 (7) 10,825 10,352
Revvity, 1.90%, 9/15/28  5,508 5,195
Revvity, 2.25%, 9/15/31  7,580 6,597
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 17,103
Sutter Health, 5.164%, 8/15/33  5,265 5,234
Sutter Health, Series 2025, 5.213%, 8/15/32  3,400 3,408
Sutter Health, Series 2025, 5.537%, 8/15/35  11,135 11,231
Tenet Healthcare, 6.00%, 11/15/33 (1) 645 647
Thermo Fisher Scientific, 4.55%, 6/15/33  4,115 3,969
395,418

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy  1.9%
BX Frontier Member, 6.60%, 12/31/60, Acquisition Date: 3/12/26,
Cost $14,484 (3)(4) 14,484 14,484
Cheniere Energy, 5.20%, 7/30/36 (1) 13,895 13,402
Cheniere Energy Partners, 3.25%, 1/31/32  2,852 2,583
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 7,010 6,809
Cheniere Energy Partners, 5.55%, 10/30/35  9,312 9,264
Cheniere Energy Partners, 5.75%, 8/15/34  1,188 1,204
Cheniere Energy Partners, 5.95%, 6/30/33  447 460
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 4,315 4,165
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 9,310 9,354
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 2,575 2,532
Crescent Energy Finance, 7.375%, 1/15/33 (1) 3,800 3,878
Diamondback Energy, 5.40%, 4/18/34  9,799 9,784
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 4,740 4,723
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 32,212 32,512
Hilcorp Energy I, 7.25%, 2/15/35 (1) 1,620 1,631
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,001 8,483
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 604
Matador Resources, 6.00%, 4/15/34 (1) 3,185 3,117
National Fuel Gas, 4.75%, 5/15/29  1,530 1,518
National Fuel Gas, 5.05%, 10/15/31  4,370 4,297
Occidental Petroleum, 8.875%, 7/15/30  26,910 30,004
ONEOK, 5.05%, 11/1/34  8,258 7,967
ONEOK, 6.05%, 9/1/33  33,505 34,557
Permian Resources Operating, 6.25%, 2/1/33 (1) 3,085 3,134
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(10)(11) 19,650 11,126
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(7)(10) 3,860 2,210
Raizen Fuels Finance, 6.70%, 2/25/37 (1)(7)(10) 5,930 3,357
Rio Grande LNG, 6.15%, 6/30/41 (1) 11,200 10,863
Schlumberger Investment, 5.15%, 5/7/36  22,105 21,623
SM Energy, 9.625%, 6/15/33 (1) 4,515 4,977
Sunoco, VR, 7.875% (1)(8)(9) 11,410 11,777
Targa Resources, 5.65%, 2/15/36  5,745 5,727
Targa Resources, 6.15%, 3/1/29  15,155 15,584
TotalEnergies Capital International, 3.127%, 5/29/50  7,904 5,071
TotalEnergies Capital International, 3.461%, 7/12/49  7,180 4,916
Venture Global LNG, 9.50%, 2/1/29 (1) 2,730 2,936
Venture Global LNG, VR, 9.00% (1)(7)(8)(9) 4,470 4,526
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 2,470 2,554
Venture Global Plaquemines LNG, 6.50%, 6/15/34 (1) 2,955 3,058
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 2,905 3,154
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 5,780 6,420

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,864
332,209
Industrial Other  0.1%
Booz Allen Hamilton, 5.90%, 1/30/34  14,793 14,567
Green Palm Bidco, 5.957%, 6/30/41 (1) 4,800 4,716
Green Palm Bidco, 6.462%, 6/30/46 (1) 3,750 3,661
22,944
Technology  2.4%
Accenture Capital, 4.75%, 7/10/29  3,965 3,959
Accenture Capital, 5.00%, 7/10/31  10,855 10,814
Automatic Data Processing, 5.00%, 5/7/36  17,650 17,114
Beacon Point DC, 6.129%, 11/30/42 (1) 6,064 5,748
Big Sky Funding, 5.75%, 7/20/31 (1) 1,044 1,026
Cadence Design Systems, 4.70%, 9/10/34  11,765 11,292
Experian Finance U.S., 5.35%, 8/24/36 (1) 6,770 6,582
Fidelity National Information Services, 4.80%, 3/10/31  11,970 11,725
Fiserv, 4.20%, 10/1/28  6,606 6,506
Fiserv, 4.55%, 2/15/31  25,550 24,674
Fiserv, 5.375%, 8/21/28  6,280 6,329
Flash Compute, 7.25%, 12/31/30 (1) 6,375 6,415
Foundry JV Holdco, 6.10%, 1/25/36 (1) 3,595 3,670
Foundry JV Holdco, 6.20%, 1/25/37 (1) 25,230 25,878
Foundry JV Holdco, 6.40%, 1/25/38 (1) 7,385 7,660
HUT 8 DC, 6.192%, 11/15/42 (1) 26,840 26,067
Intel, 5.30%, 5/15/36  5,510 5,315
Leidos, 4.10%, 3/15/29  4,205 4,124
Marvell Technology, 2.95%, 4/15/31  13,927 12,627
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 8,000 7,605
Motorola Solutions, 5.40%, 4/15/34  7,860 7,784
Motorola Solutions, 5.55%, 8/15/35  15,800 15,734
Oracle, 3.60%, 4/1/40  1,000 693
Oracle, 3.95%, 3/25/51  2,670 1,622
Oracle, 4.80%, 9/26/32  6,965 6,440
Oracle, 5.20%, 9/26/35  3,993 3,580
Oracle, 5.70%, 2/4/36 (7) 34,564 31,959
Oracle, 5.95%, 9/26/55  23,365 18,562
Oracle, 6.70%, 2/4/56  2,986 2,630
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 5,310 4,919
QTS Central Issuer, 6.625%, 9/1/31 (1) 3,580 3,529
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 18,710 16,940
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 17,590 16,737
Salesforce, 2.90%, 7/15/51  6,104 3,445
Salesforce, 4.50%, 3/15/28  28,615 28,555
Salesforce, 6.55%, 3/15/56  14,595 14,224

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $17,200 (3)(4) 17,200 17,200
Synopsys, 4.85%, 4/1/30  11,925 11,854
Synopsys, 5.70%, 4/1/55 (7) 12,155 11,254
WULF Compute, 7.75%, 10/15/30 (1) 6,210 6,456
429,247
Transportation  0.2%
ERAC USA Finance, 4.70%, 4/30/31 (1) 21,255 20,959
Heathrow Funding, 1.875%, 3/14/34 (EUR)  7,117 6,999
Heathrow Funding, 3.875%, 1/16/36 (EUR)  1,740 1,916
29,874
Total Industrial 2,627,188
UTILITY  2.7%
Electric  2.4%
AES, 5.20%, 7/15/29  2,490 2,492
AES, 5.75%, 7/15/33  3,230 3,193
AES, 5.80%, 3/15/32  24,580 24,654
Alpha Generation, 6.75%, 10/15/32 (1) 705 710
Ameren, 5.00%, 5/15/36  13,355 12,745
Appalachian Power, 5.65%, 4/1/34  4,090 4,126
CFE Fibra, 5.875%, 9/23/40 (1) 2,176 2,109
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,312 7,318
Chpe, 4.875%, 6/30/31 (1) 9,540 9,400
Chpe, 5.10%, 6/30/33 (1) 5,340 5,230
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $3,500 (3)(4) 3,500 3,500
Constellation Energy Generation, 3.75%, 3/1/31  3,280 3,090
Constellation Energy Generation, 4.625%, 2/1/29  2,984 2,953
Constellation Energy Generation, 5.00%, 2/1/31  12,127 12,012
Dominion Energy, VR, 6.15%, 12/15/56 (8) 5,275 5,212
Edison International, 5.00%, 5/5/28  1,755 1,751
Electric Transmission Texas, 5.12%, 3/26/33, Acquisition Date:
3/10/26, Cost $6,200 (3)(4) 6,200 6,150
ENEL Finance International, 4.875%, 7/13/31 (1) 22,600 22,175
Entergy, VR, 6.50%, 12/15/56 (8) 3,505 3,497
Eversource Energy, 5.95%, 7/15/34  11,997 12,314
FirstEnergy, 2.65%, 3/1/30  15,341 14,139
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,537
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 7,790 7,617
FirstEnergy Transmission, 5.00%, 1/15/35  5,680 5,478
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,031
Kentucky Utilities, 5.85%, 8/15/55  1,735 1,666
Louisville Gas & Electric, 5.85%, 8/15/55  1,735 1,664

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,568
Nevada Power, Series CC, 3.70%, 5/1/29  3,185 3,099
NextEra Energy Capital Holdings, Series BB, VR, 6.20%, 10/1/56 (8) 13,365 13,032
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 10,185 10,003
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 8,331
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 5,770 5,496
NRG Energy, 5.875%, 5/15/34 (1) 5,315 5,178
NRG Energy, 6.00%, 1/15/36 (1) 3,035 2,950
NRG Energy, VR, 10.25% (1)(8)(9) 4,420 4,693
Pacific Gas & Electric, 3.50%, 8/1/50  6,018 3,836
Pacific Gas & Electric, 4.95%, 7/1/50  5,605 4,468
Pacific Gas & Electric, 5.05%, 10/15/32  13,330 13,038
Pacific Gas & Electric, 5.20%, 5/1/36  8,655 8,195
Pacific Gas & Electric, 5.90%, 10/1/54  3,326 3,018
Pacific Gas & Electric, 6.00%, 5/1/56  6,435 5,871
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,009
Public Service of New Hampshire, 4.40%, 7/1/28  3,391 3,380
Public Service of Oklahoma, 5.45%, 1/15/36  19,460 19,172
Southern California Edison, 4.80%, 3/15/33  7,705 7,397
Southern California Edison, 4.95%, 9/15/31  8,300 8,138
Southern Power, Series B, 4.90%, 10/1/35  5,100 4,828
Southwestern Public Service, 5.30%, 8/15/36  12,170 11,871
Talen Energy Supply, 6.125%, 5/1/31 (1) 1,110 1,107
Talen Energy Supply, 6.25%, 2/1/34 (1) 3,020 2,963
Talen Energy Supply, 6.50%, 2/1/36 (1) 2,045 2,006
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 2,080 2,071
Vistra, Series C, VR, 8.875% (1)(8)(9) 17,665 18,813
Vistra Operations, 5.55%, 4/30/36 (1) 17,690 17,154
Vistra Operations, 5.70%, 12/30/34 (1) 443 437
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 5,852
Vistra Operations, 6.95%, 10/15/33 (1) 20,930 22,266
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $5,060 (3)(4) 5,060 5,208
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1) 2,795 2,995
427,206
Natural Gas  0.3%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,804
APA Infrastructure, 5.125%, 9/16/34 (1) 2,582 2,499
APA Infrastructure, 5.75%, 9/16/44 (1) 4,400 4,211
Boston Gas, 6.119%, 7/20/53 (1) 5,860 5,594
Sempra, 5.25%, 3/15/36  4,515 4,341
Southern California Gas, 5.45%, 6/15/35  7,780 7,749
Southern California Gas, 5.90%, 6/1/56  6,025 5,730

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, Series GGG, 5.50%, 9/1/36  3,975 3,934
Southern Gas Capital, Series B, 5.10%, 9/15/35  5,660 5,472
43,334
Total Utility 470,540
Total Corporate Bonds
(Cost $4,826,167) 4,705,756
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.6%
Government Guarantee  0.1%
Landsvirk, 5.20%, 7/22/32, Acquisition Date: 3/26/26,
Cost $3,750 (3)(4) 3,750 3,750
Landsvirk, Series A, 5.37%, 5/15/33, Acquisition Date: 5/15/25,
Cost $2,435 (3)(4) 2,435 2,464
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  14,705 18,014
24,228
Owned No Guarantee  1.3%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 18,840 18,495
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1)(7) 9,950 9,627
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 9,570 9,342
Comision Federal de Electricidad, 6.45%, 1/24/35 (1)(7) 26,299 26,014
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 11,000 10,664
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,725
Export-Import Bank of India, 2.25%, 1/13/31 (1) 20,160 17,835
Export-Import Bank of India, 5.75%, 1/12/56 (1) 1,800 1,718
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,771
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,200 8,189
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 4,489 4,476
Mexico City Airport Trust, 3.875%, 4/30/28 (1) 3,610 3,543
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,502
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,431
Petroleos Mexicanos, 5.95%, 1/28/31  17,110 16,913
Petroleos Mexicanos, 8.75%, 6/2/29  17,650 18,910
Petroleos Mexicanos, 10.00%, 2/7/33  21,165 24,727
RTE Reseau de Transport d'Electricite SADIR, 1.50%, 9/27/30
(EUR)  3,900 4,162
STC Sukuk, 3.89%, 5/13/29 (1)(7) 22,197 21,563
STC Sukuk II, 4.489%, 1/15/31 (1) 11,030 10,783
STC Sukuk II, 5.083%, 1/15/36 (1) 6,260 6,147
223,537
Sovereign  1.1%
Kingdom of Morocco, 2.00%, 9/30/30 (EUR) (7) 16,980 18,263
Republic of Chile, 3.10%, 5/7/41  32,760 24,139

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Colombia, 7.75%, 11/7/36 (7) 15,940 16,969
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 9,250 10,660
Republic of Romania, 5.75%, 7/4/36 (1) 11,930 11,215
Republic of Romania, 6.625%, 2/17/28  17,862 18,198
Republic of Romania, 6.625%, 5/16/36 (1) 23,772 23,801
Republic of Serbia, 6.25%, 5/26/28  17,615 17,925
State of Israel, Series 10Y, 5.50%, 3/12/34  17,955 18,001
United Mexican States, 5.375%, 3/22/33  8,870 8,612
United Mexican States, 6.125%, 2/9/38  17,173 16,567
United Mexican States, 6.25%, 8/27/37  14,060 13,817
198,167
Supranational  0.1%
Inter-American Development Bank, 3.802%, 11/12/30  8,115 7,779
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,481
14,260
Total Foreign Government Obligations & Municipalities
(Cost $463,077) 460,192
MUNICIPAL SECURITIES  0.0%
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  2,739 2,909
Total Municipal Securities
(Cost $2,887) 2,909
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  6.8%
Collateralized Mortgage Obligations  4.8%
Aspire Mortgage Trust
Series 2026-3, Class A1, CMO, STEP, 5.459%, 5/25/66 (1) 14,487 14,398
Barclays Mortgage Loan Trust
Series 2026-NQM6, Class A1, CMO, ARM, 5.76%, 7/25/66 (1) 11,104 11,089
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.37%, 9/25/29, Acquisition
Date: 8/29/24, Cost $16,938 (3)(4) 16,938 16,984
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 7,450 7,353
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 2,761 2,624
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 11,631 11,511
BRAVO Residential Funding Trust
Series 2026-NQMR1, Class A1, CMO, ARM, 5.395%, 8/25/62 (1) 21,095 20,895

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,113 1,826
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 6,205 5,183
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 14,538 14,366
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.843%, 10/25/70 (1) 6,321 6,334
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 1/25/45 (1) 1,813 1,810
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/44 (1) 2,847 2,843
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 7/25/44 (1) 4,216 4,219
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.093%, 3/25/45 (1) 1,097 1,099
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/45 (1) 1,737 1,737
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 7/25/45 (1) 6,141 6,129
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
4.843%, 7/25/45 (1) 4,963 4,963
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1A1, CMO, ARM, SOFR30A + 0.90%,
4.543%, 9/25/45 (1) 3,838 3,833
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 9/25/45 (1) 3,421 3,414
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.693%, 2/25/46 (1) 10,881 10,868
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2A1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 4/25/46 (1) 4,146 4,144
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 4/25/46 (1) 32,085 32,095

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2026-R04, Class 2M1, CMO, ARM, SOFR30A + 1.15%,
4.793%, 7/25/46 (1) 11,146 11,151
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 7,979 7,893
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 4,169 4,151
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 37,521 37,172
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 12,410 12,328
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 2,611 2,606
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 6,859 6,816
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.845%, 10/25/70 (1) 2,331 2,336
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 1,767 1,744
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 8,600 8,478
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 16,830 16,726
EFMT
Series 2026-NQM5, Class A1, CMO, ARM, 5.558%, 6/25/71 (1) 3,829 3,811
EFMT
Series 2026-NQM5, Class A1F, CMO, ARM, SOFR30A + 1.30%,
4.943%, 6/25/71 (1) 9,390 9,394
EFMT
Series 2026-NQM6, Class A1, CMO, ARM, 5.466%, 6/25/71 (1) 13,019 12,935
EFMT
Series 2026-NQM6, Class A2, CMO, STEP, 5.669%, 6/25/71 (1) 1,904 1,890
FIGRE Trust
Series 2026-HE6, Class B, CMO, ARM, 5.741%, 6/25/56 (1) 273 270
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 309 301
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.632%, 3/25/50 (1) 2,836 2,749
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 7,054 5,637
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 462 413
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 640 595

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 8,829 8,773
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 29,516 29,318
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.465%, 7/25/44 (1) 77 76
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.902%, 10/25/50 (1) 12,772 10,800
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 3,430 3,402
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP, 5.573%, 6/25/60 (1) 1,885 1,876
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 8,018 7,979
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 13,703 13,459
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 21,520 21,390
HOMES Trust
Series 2026-NQM3, Class A2, CMO, STEP, 5.465%, 4/27/71 (1) 2,018 1,995
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 8,012 6,703
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,017 2,671
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 2,872 2,528
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 4 4
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 9 9
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 9,164 9,082
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.989%, 3/20/56 (1) 1,658 1,666
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 11,952 11,904
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 2,898 2,883
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 2,764 2,749
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1) 4,360 4,350
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 11,649 11,483

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM6, Class A1, CMO, ARM, 5.457%, 5/26/71 (1) 25,254 25,094
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 8,978 7,302
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 12,874 12,799
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 20,496 20,297
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 13,801 13,596
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 1,743 1,722
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 9,198 9,157
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 11,201 11,153
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 646 587
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 1,748 1,589
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 3,243 2,822
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 367 311
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1) 4,657 4,623
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.793%, 7/27/65 (1) 4,927 4,936
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP, 5.173%, 2/25/66 (1) 2,513 2,481
OBX Trust
Series 2026-R2, Class A1, CMO, ARM, 5.364%, 3/25/63 (1) 8,583 8,489
OBX Trust
Series 2026-R2, Class A2, CMO, STEP, 5.613%, 3/25/63 (1) 3,006 2,968
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 6,505 6,502
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 3,277 3,241
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 427 379
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 1,939 1,731
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 61 60

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.558%, 11/25/63 (1) 2,686 2,667
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 20,061 19,817
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 12,022 11,712
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, CMO, ARM, SOFR30A + 2.90%,
6.543%, 4/25/42 (1) 20,885 21,123
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.143%, 6/25/42 (1) 11,345 11,666
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%,
7.343%, 9/25/42 (1) 4,905 5,024
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 5/25/44 (1) 9,391 9,422
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 3/25/44 (1) 1,958 1,960
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 8/25/44 (1) 13,252 13,252
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 1/25/45 (1) 3,032 3,030
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 5/25/45 (1) 1,197 1,198
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 9/25/45 (1) 1,419 1,414
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.743%, 9/25/45 (1) 5,230 5,227
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.593%, 2/25/45 (1) 1,933 1,932
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.843%, 3/25/46 (1) 15,214 15,214
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/46 (1) 7,224 7,208

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class M1, CMO, ARM, SOFR30A + 1.25%,
4.893%, 5/25/46 (1) 9,015 9,017
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
4.782%, 10/25/59 (1) 1,259 1,259
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.937%, 12/25/64 (1) 6,927 6,917
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.64%, 10/25/64 (1) 5,841 5,724
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.838%, 6/25/65 (1) 12,042 11,996
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.838%, 6/25/65 (1) 6,075 6,007
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.132%, 1/25/66 (1) 14,462 14,171
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 3.724%, 1/25/67  — —
Verus Securitization Trust
Series 2025-8, Class A1F, CMO, ARM, SOFR30A + 1.15%, 4.793%,
9/25/70 (1) 4,380 4,389
Verus Securitization Trust
Series 2026-6, Class A1, CMO, ARM, 5.513%, 7/27/71 (1) 5,994 5,968
Verus Securitization Trust
Series 2026-R3, Class A1, CMO, ARM, 5.19%, 2/27/68 (1) 13,524 13,381
846,747
Commercial Mortgage-Backed Securities  2.0%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  7,265 7,206
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,070
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,598
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,288
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.913%,
11/15/34 (1) 10,230 128
Benchmark Mortgage Trust
Series 2026-V21, Class A3, 5.127%, 3/15/59  9,105 9,082
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A, ARM, 4.83%, 10/10/42 (1) 12,340 12,080
BMO Mortgage Trust
Series 2026-C15, Class A5, 5.818%, 8/15/59  2,525 2,588

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, ARM, 1M TSFR + 1.293%, 4.932%,
12/15/39 (1) 14,530 14,557
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.281%,
5/15/41 (1) 24,493 24,532
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 4.963%,
1/15/42 (1) 13,305 13,280
BX Commercial Mortgage Trust
Series 2026-CSMO, Class A, ARM, 1M TSFR + 1.40%, 5.039%,
2/15/43 (1) 8,240 8,261
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.039%,
6/15/35 (1) 5,460 5,470
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.339%,
5/15/43 (1) 3,970 3,975
BX Trust
Series 2026-ORBT, Class A, ARM, 1M TSFR + 1.40%, 5.039%,
7/15/43 (1) 5,770 5,784
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,874
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,440
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,873
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.281%,
8/15/41 (1) 17,510 17,428
Grace Trust
Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 5,110 4,528
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1) 9,175 9,251
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.231%,
5/15/41 (1) 13,149 12,974
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.455%, 11/5/41 (1) 5,070 4,934
NYC Trust
Series 2026-9W57, Class A, ARM, 5.053%, 6/6/40 (1) 39,795 39,163
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 41,571 29,949
SCG Mortgage Trust
Series 2026-PALM, Class A, ARM, 1M TSFR + 1.27%, 4.909%,
7/15/43 (1) 11,360 11,371

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SCG Mortgage Trust
Series 2026-PALM, Class B, ARM, 1M TSFR + 1.50%, 5.139%,
7/15/43 (1) 2,645 2,647
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 5.031%,
5/15/39 (1) 24,450 24,465
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.231%,
6/15/39 (1) 12,745 12,718
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,116
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.186%, 10/15/58  19,800 19,781
347,411
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,222,840) 1,194,158
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (3)(4) 2 1,736
Total Preferred Stocks
(Cost $1,719) 1,736
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  23.5%
U.S. Government Agency Obligations  18.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  1,958 1,902
3.00%, 4/1/47  1,109 975
3.50%, 9/1/42 - 3/1/46  55,113 50,787
4.00%, 10/1/40 - 8/1/45  5,755 5,473
4.50%, 6/1/39 - 5/1/42  8,677 8,479
5.00%, 7/1/33 - 8/1/40  2,144 2,141
5.50%, 10/1/38 - 12/1/39  2,226 2,268
6.00%, 10/1/32 - 8/1/38  1,250 1,286
6.50%, 2/1/36 - 9/1/39  559 584
7.00%, 8/1/31 - 6/1/32  14 14
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.202%, 10/1/36  14 14
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  57 58
RFUCCT1Y + 1.849%, 6.384%, 3/1/36  53 55
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  38 39
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  31 32

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  95 98
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  72,212 8,891
2.50%, 11/25/50 - 3/15/52  148,594 22,131
Federal Home Loan Mortgage, CMO, Zero Coupon, PO, 8/15/28  1 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  5,183 4,598
2.00%, 8/1/36 - 5/1/52  153,419 124,146
2.50%, 4/1/37 - 1/1/54  228,459 190,008
3.00%, 7/1/34 - 8/1/52  60,694 53,814
3.50%, 8/1/49 - 6/1/52  17,246 15,741
4.00%, 6/1/37 - 8/1/52  25,088 23,386
4.50%, 9/1/37 - 11/1/52  39,376 37,342
5.00%, 8/1/52 - 4/1/56  94,491 91,523
5.50%, 8/1/53 - 10/1/55  139,238 138,583
6.00%, 2/1/54 - 8/1/55  137,314 139,370
6.50%, 11/1/53 - 8/1/55  23,132 23,901
Federal National Mortgage Assn.
2.50%, 1/1/61  9,084 7,175
3.00%, 2/1/44  322 300
3.50%, 6/1/42 - 5/1/46  26,989 24,848
4.00%, 11/1/40  5,330 5,134
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  54 54
RFUCCT1Y + 1.60%, 5.957%, 7/1/36  137 141
RFUCCT1Y + 1.655%, 6.03%, 8/1/37  39 40
RFUCCT1Y + 1.866%, 6.366%, 8/1/36  63 65
Federal National Mortgage Assn., CMO, IO
1.50%, 1/25/51  26,272 2,532
2.00%, 4/25/52 - 8/25/52  45,406 5,519
2.50%, 9/25/50 - 7/25/52  94,695 14,738
3.00%, 9/25/52  17,423 2,961
6.50%, 2/25/32  11 1
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  42,958 36,956
2.00%, 11/1/35 - 7/1/52  369,980 297,813
2.50%, 5/1/30 - 9/1/52  252,714 211,044
3.00%, 6/1/27 - 7/1/52  209,802 186,306
3.50%, 11/1/32 - 9/1/52  72,127 66,263
4.00%, 7/1/35 - 12/1/52  108,743 102,982
4.50%, 7/1/39 - 3/1/56  76,558 73,854
5.00%, 7/1/33 - 3/1/56  128,612 125,512
5.50%, 4/1/34 - 11/1/55  181,494 180,843

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 11/1/32 - 10/1/55  168,178 171,590
6.50%, 8/1/27 - 10/1/55  65,367 67,659
7.00%, 10/1/29 - 4/1/37  81 86
UMBS, TBA (12)
2.00%, 9/1/41 - 9/1/56  291,148 234,400
2.50%, 9/1/41 - 9/1/56  56,029 46,648
3.00%, 9/1/56  19,710 16,797
3.50%, 9/1/56  65,730 58,288
4.00%, 9/1/56  77,130 70,373
4.50%, 9/1/56  55,310 51,900
5.00%, 9/1/56  128,155 123,615
5.50%, 9/1/56  81,635 80,784
6.00%, 9/1/56  20,250 20,471
6.50%, 9/1/56  13,755 14,171
3,249,503
U.S. Government Obligations  4.9%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  7,032 6,322
2.00%, 1/20/51 - 3/20/52  154,924 124,351
2.50%, 8/20/50 - 3/20/52  110,529 92,480
3.00%, 9/15/42 - 6/20/52  89,818 79,210
3.50%, 9/15/41 - 10/20/49  65,007 59,431
4.00%, 2/20/41 - 10/20/52  61,392 57,052
4.50%, 11/20/39 - 6/20/53  66,807 63,660
5.00%, 9/15/33 - 6/20/48  25,572 25,441
5.50%, 10/20/32 - 3/20/49  10,681 10,808
6.00%, 1/20/34 - 11/20/52  14,593 14,886
6.50%, 5/15/29 - 12/15/31  19 19
7.00%, 5/20/28 - 11/20/28  3 3
7.50%, 7/15/28 - 8/15/28  14 14
8.00%, 9/15/27 - 10/15/27  16 16
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  1,939 1,732
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 1/20/51  90,447 10,397
2.50%, 2/20/51  11,633 1,457
3.50%, 5/20/43  2,076 294
4.00%, 2/20/43  1,485 222
Government National Mortgage Assn., TBA (12)
2.50%, 9/20/56  69,305 57,916
3.00%, 9/20/56  8,119 7,053
3.50%, 9/20/56  15,905 13,896
4.00%, 9/20/55  14,588 13,166

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 9/20/56  71,864 67,265
5.00%, 9/20/56  53,595 51,868
5.50%, 9/20/56  98,770 98,040
6.00%, 9/20/56  6,800 6,892
863,891
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,305,692) 4,113,394
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  24.4%
U.S. Treasury Obligations  24.4%
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 136,942
U.S. Treasury Bonds, 4.00%, 11/15/42  215,455 188,187
U.S. Treasury Bonds, 4.00%, 11/15/52  102,595 83,888
U.S. Treasury Bonds, 4.125%, 8/15/44  70,785 61,771
U.S. Treasury Bonds, 4.125%, 8/15/53  115,975 96,785
U.S. Treasury Bonds, 4.25%, 2/15/54  292,825 249,450
U.S. Treasury Bonds, 4.25%, 8/15/54 (13) 212,405 180,909
U.S. Treasury Bonds, 4.375%, 8/15/43  233,905 212,634
U.S. Treasury Bonds, 4.50%, 2/15/44  389,730 358,491
U.S. Treasury Bonds, 4.50%, 11/15/54  195,095 173,299
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 24,108
U.S. Treasury Bonds, 4.625%, 11/15/44  172,600 160,545
U.S. Treasury Bonds, 4.625%, 5/15/54  109,720 99,502
U.S. Treasury Bonds, 4.625%, 2/15/55  24,515 22,228
U.S. Treasury Bonds, 4.625%, 11/15/55  192,290 174,383
U.S. Treasury Bonds, 4.75%, 5/15/55  112,335 103,945
U.S. Treasury Bonds, 4.75%, 8/15/55  105,900 97,991
U.S. Treasury Notes, 3.75%, 12/31/30  148,325 144,084
U.S. Treasury Notes, 3.75%, 8/31/31  292,925 283,062
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 29,808
U.S. Treasury Notes, 4.00%, 3/31/30  16,555 16,314
U.S. Treasury Notes, 4.00%, 1/31/31  287,480 281,933
U.S. Treasury Notes, 4.125%, 10/31/29 (13) 59,190 58,672
U.S. Treasury Notes, 4.125%, 7/31/31  77,435 76,146
U.S. Treasury Notes, 4.125%, 10/31/31  178,520 175,340
U.S. Treasury Notes, 4.25%, 1/31/30  116,375 115,684
U.S. Treasury Notes, 4.375%, 12/31/29  83,985 83,847
U.S. Treasury Notes, 4.375%, 11/30/30 (13) 203,480 202,685
U.S. Treasury Notes, 4.625%, 4/30/31  259,890 261,311

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 5/31/31  107,180 107,749
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $4,471,112) 4,261,693
SHORT-TERM INVESTMENTS  4.4%
Commercial Paper  0.4%
4(2)  0.4%(14)
CRF Sequoia, 4.90%, 1/29/27  76,100 76,102
76,102
Money Market Funds  4.0%
T. Rowe Price Government Reserve Fund, 3.72% (15)(16) 691,210 691,210
691,210
Total Short-Term Investments
(Cost $767,310) 767,312
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.72% (15)(16) 4,806 4,806
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,806
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (15)(16) 26,068 26,068
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 26,068
Total Securities Lending Collateral
(Cost $30,874) 30,874

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive Fixed
2.50% Annually, Pay Variable
3.68% (SOFR) Annually,
1/8/27 @ 2.50%* (11) 2 3,381,500 153
Total Options Purchased (Cost $5,225) 153
Total Investments in Securities 107.0%
(Cost $19,283,171) $ 18,712,071
Other Assets Less Liabilities (7.0)% (1,218,727)
Net Assets 100.0% $ 17,493,344
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,101,614 and represents 29.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $148,199 and represents 0.8% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) All or a portion of this security is on loan at August 31, 2026.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(11) Non-income producing
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,033,543 and represents 5.9% of net assets.
(13) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $76,102 and represents 0.4% of net assets.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE New Income Fund

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.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 3,381,500 (57)
Total Options Written (Premiums $(2,079)) $ (57)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 831,400 28,887 28,407 480
Total Bilateral Credit Default Swaps, Protection
Sold 28,407 480
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 3,984 3 6 (3)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 4,955 17 16 1
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 1,311 30 32 (2)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 1,439 32 35 (3)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 1,292 31 31 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 1,832 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 9,947 162 138 24
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 9,866 281 248 33

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 1,267 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 1,990 (1) 2 (3)
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 1,757 14 15 (1)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 1,844 33 24 9
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.995% (SOFR + 0.35%) Monthly,
1/18/28 44,077 139 — 139
Total Bilateral Total Return Swaps 548 197
Total Bilateral Swaps 28,955 677
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 446,363 10,426 9,310 1,116
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,116
Total Centrally Cleared Swaps 1,116
Net payments (receipts) of variation margin to date (1,141)
Variation margin receivable (payable) on centrally cleared swaps $ (25)
** Includes interest purchased or sold but not yet collected of $548.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 29,203 EUR 25,226 $ (189)
BNP Paribas 11/20/26 USD 37,198 EUR 32,175 (293)
HSBC Bank 11/20/26 USD 119,983 EUR 103,476 (587)
Morgan Stanley 11/20/26 USD 20,691 EUR 17,875 (138)
RBC Dominion
Securities 10/23/26 USD 16,382 CAD 22,890 (174)
Toronto-Dominion Bank 10/23/26 USD 16,392 CAD 22,890 (165)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,546)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,161 Euro BOBL contracts 9/26 (152,792) $ 1,628
Short, 275 Euro BOBL contracts 12/26 (36,290) (13)
Long, 1,634 U.S. Treasury Notes ten year
contracts 12/26 175,910 (87)
Long, 7,185 U.S. Treasury Notes two year
contracts 12/26 1,474,609 (3,399)
Net payments (receipts) of variation margin to date 2,010
Variation margin receivable (payable) on open futures contracts $ 139

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 2,812
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 2,812+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 610,378  ¤  ¤ $ 691,210
T. Rowe Price Treasury
Reserve Fund, 3.72% 31,058  ¤  ¤ 30,874
Total $ 722,084^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,812 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $722,084.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Income Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,377,996 $ — $ 8,377,996
Asset-Backed Securities — 2,609,406 17,810 2,627,216
Bank Loans — 516,204 16,225 532,429
Convertible Preferred Stocks 14,249 — — 14,249
Corporate Bonds — 4,617,090 88,666 4,705,756
Foreign Government
Obligations & Municipalities — 453,978 6,214 460,192
Non-U.S. Government
Mortgage-Backed Securities — 1,177,174 16,984 1,194,158
Preferred Stocks — — 1,736 1,736
Short-Term Investments 691,210 76,102 — 767,312
Securities Lending Collateral 30,874 — — 30,874
Options Purchased — 153 — 153
Total Securities 736,333 17,828,103 147,635 18,712,071
Swaps* — 30,749 — 30,749
Futures Contracts* 1,628 — — 1,628
Total $ 737,961 $ 17,858,852 $ 147,635 $ 18,744,448
Liabilities
Options Written $ — $ 57 $ — $ 57
Swaps — 1 — 1
Forward Currency Exchange
Contracts — 1,546 — 1,546
Futures Contracts* 3,499 — — 3,499
Total $ 3,499 $ 1,604 $ — $ 5,103

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F43-054Q1 08/26
1
Includes Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.